Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Basic Terms of Share Plans [text block table]	The following table sets forth the basic terms of these share plans: Grant year(s) Deutsche Bank Equity Plan Vesting schedule Eligibility 2022 - 20234 Annual Award 1/4: 12 months1 Select employees as 1/4: 24 months1 annual performance-based 1/4: 36 months1 compensation 1/4: 48 months1 (CB/IB/CRU and InstVV MRTs) Annual Award 1/3: 12 months1 Select employees as 1/3: 24 months1 annual performance-based 1/3: 36 months1 compensation (non-CB/IB/CRU) Annual Award 1/5: 12 months1 Select employees as 1/5: 24 months1 annual performance-based 1/5: 36 months1 compensation (Senior Management) 1/5: 48 months1 1/5: 60 months1 Retention/New Hire Individual specification Select employees to attract andretain the best talent Severance Individual specification Regulatory requirement for certain employees to defer severance payments Annual Award – Upfront Vesting immediately at grant3 Selected employees 2019 - 20214 Annual Award 1/4: 12 months1 Select employees as 1/4: 24 months1 annual performance-based 1/4: 36 months1 compensation 1/4: 48 months1 (CB/IB/CRU and InstVV MRTs in an Material Business Unit)2 Annual Award 1/3: 12 months1 Select employees as 1/3: 24 months1 annual performance-based 1/3: 36 months1 compensation (non-CB/IB/CRU)2 Annual Award 1/5: 12 months1 Select employees as 1/5: 24 months1 annual performance-based 1/5: 36 months1 compensation (Senior Management) 1/5: 48 months1 1/5: 60 months1 Retention/New Hire/Off-Cycle 5 Individual specification Select employees to attract andretain the best talent Severance Individual specification Regulatory requirement for certain employees to defer severance payments Annual Award – Upfront Vesting immediately at grant3 Regulated employees 2017 - 20184 Annual Award 1/4: 12 months1 Select employees as 1/4: 24 months1 annual performance-based 1/4: 36 months1 compensation 1/4: 48 months1 Or cliff vesting after 54 months1 Members of Senior Leadership Cadre Severance Individual specification Regulatory requirement for certain employees to defer severance payments Retention/New Hire/Off-Cycle Individual specification Select employees to attract and retain the best talent 1 For InstVV-regulated employees (and Senior Management) a further retention period of twelve months applies (six months for awards granted from 2017-2018) 2 For grant year 2019 divisions were called CIB, for grant years 2020 and 2021 CIB is split into CB/IB/CRU 3 Share delivery takes place after a further retention period of twelve months 4 Annual and Retention/New Hire awards include grants made under the Restricted Share Plan from 2018-2023 5 Off-Cycle awards granted up to 2020.
Movements in share award units [text block table]	Share units (in thousands) 2023 2022 Balance outstanding as of January 01 127,528 121,818 Granted 50,930 45,114 Released (44,963) (34,121) Forfeited (4,565) (4,872) Other movements (302) (411) Balance outstanding as of December 31 128,627 127,528
Awards Granted Released and Remaining [text block table]	The following table sets out key information regarding awards granted, released and remaining in the year. 2023 2022 Weighted average fair value per award granted in year Weighted average share price at release in year Weighted average remaining contractual life in years Weighted average fair value per award granted in the year Weighted average share price at release in year Weighted average remaining contractual life in years DB Equity Plan € 9.85 € 11.51 1.5 € 9.53 € 10.04 1.5
DWS Basic Terms of Share Plans [text block table]	The following table sets forth the basic terms of the DWS share-based plans: Grant year(s) Award Type Vesting schedule Eligibility 2021 - 2023 Annual Awards 1/4: 12 months 1 Select employees as annual 1/4: 24 months 1 performance-based 1/4: 36 months 1 compensation (InstVV MRTs) 1/4: 48 months 1 Annual Awards 1/3: 12 months 1 Select employees as annual 1/3: 24 months 1 performance-based 1/3: 36 months 1 compensation (non-InstVV MRTs) Annual Awards (Senior Management) 1/5: 12 months 1 Members of the Executive Board 1/5: 24 months 1 1/5: 36 months 1 1/5: 48 months 1 1/5: 60 months 1 Annual Award - Upfront Vesting immediately at grant 1 Regulated employees Retention/New Hire/Off-Cycle 4 Individual specification Select employees to attract and retain the best talent Severance Individual specification Regulatory requirement for certain employees to defer severance payments 2019 - 2020 Annual Awards 1/3: 12 months 1 Select employees as annual performance-based 1/3: 24 months 1 compensation 1/3: 36 months 1 Annual Awards (Senior Management) 1/5: 12 months 1 Members of the Executive Board 1/5: 24 months 1 1/5: 36 months 1 1/5: 48 months 1 1/5: 60 months 1 Annual Award - Upfront Vesting immediately at grant 1 Regulated employees Retention/New Hire/Off-Cycle 4 Individual specification Select employees to attract and retain the best talent Severance Individual specification Regulatory requirement for certain employees to defer severance payments Performance Share Unit Award 1/3: March 2022 1 Members of the Executive Board (one-off IPO related award granted in 2019) 1/3: March 2023 1 1/3: March 2024 1 2018 Performance Share Unit Award 1/3: March 2022 1 Select Senior Managers (one-off IPO related award ) 1/3: March 2023 1 1/3: March 2024 1 SAR Award (one-off IPO related award) For non-MRTs:1 June 2021 3 all DWS employees 2 For MRTs:1 March 2023 1,3 1 Depending on their individual regulatory status, a six month retention period (AIFMD/UCITS MRTs) or a twelve month retention period (InstVV, or IFD MRTs starting from 2023) applies after vesting 2 Unless the employee received Performance Share Unit Award 3 For outstanding awards, a 4-year exercise period applies following vesting/retention period 4 Off-Cycle awards to non-InstVV regulated employees only
DWS Share Awards [text block table]	The following table sets out the movements in share award units. DWS Equity Plan DWS SAR Plan 2023 2022 2023 2022 Share units (in thousands) Number of Awards Number of Awards Number of Awards Weighted-average exercise price Number of Awards Weighted-average exercise price Outstanding at beginning of year 2,329 2,415 887 € 24.65 948 € 24.65 Granted 1,213 1,005 0 - 0 - Issued or Exercised (1,101) (1,042) (122) € 24.65 (40) € 24.65 Forfeited (86) (55) (10) € 24.65 (4) € 24.65 Expired 0 0 (18) € 24.65 (16) € 24.65 Other Movements 22 6 (1) € 24.65 (1) € 24.65 Outstanding at end of year 2,377 2,329 735 € 24.65 887 € 24.65 Of which, exercisable 0 0 695 € 24.65 678 € 24.65
DWS Awards Granted Released and Remaining [text block table]	The following table sets out key information regarding awards granted, released and remaining in the year. 2023 2022 Weighted average fair value per award granted in year Weighted average share price at release/ exercise in year Weighted average remaining contractual life in years Weighted average fair value per award granted in the year Weighted average share price at release/ exercise in year Weighted average remaining contractual life in years DWS Equity Plan € 25.40 € 31.33 1.4 € 27.67 € 29.24 1.3 DWS SAR Plan n/a € 31.64 1.9 n/a € 31.89 3.0
DWS Share based Plans [text block table]	Measurement dateDec 31, 2023 Measurement dateDec 31, 2022 Units (in thousands) 735 887 Fair value € 10.81 € 7.65 Share price € 34.80 € 30.36 Exercise price € 24.65 € 24.65 Expected volatility (weighted-average) 32% 32% Expected life (weighted-average) in years 1.9 3.0 Expected dividends (% of income) 88% 66%
Breakdown of Benefit Obligation [text block table]	Dec 31, 2023 in € m. Germany U.K. U.S. Other Total Defined benefit obligation related to Active plan participants 3,301 300 215 661 4,477 Participants in deferred status 1,926 1,450 509 87 3,972 Participants in payment status 5,277 1,276 448 231 7,232 Total defined benefit obligation 10,504 3,026 1,172 979 15,681 Fair value of plan assets 10,532 3,912 1,003 1,071 16,518 Funding ratio (in %) 100% 129% 86%1 109% 105% 1 US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (€ 119 million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 95 % Dec 31, 2022 in € m. Germany U.K. U.S. Other Total Defined benefit obligation related to Active plan participants 3,193 287 218 593 4,291 Participants in deferred status 1,827 1,375 523 83 3,808 Participants in payment status 5,017 1,214 461 207 6,899 Total defined benefit obligation 10,037 2,876 1,202 883 14,998 Fair value of plan assets 10,351 3,768 996 962 16,077 Funding ratio (in %) 103% 131% 83%1 109% 107% 1 US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (€ 120 million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 92%
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [text block table]	in € m. Germany U.K. U.S. Other Total Actual benefit payments 2023 498 109 89 50 746 Benefits expected to be paid 2024 543 154 81 76 854 Benefits expected to be paid 2025 551 138 83 71 843 Benefits expected to be paid 2026 568 146 88 68 870 Benefits expected to be paid 2027 586 160 87 70 903 Benefits expected to be paid 2028 603 171 92 71 937 Benefits expected to be paid 2029 – 2033 3,252 925 447 350 4,974 Weighted average duration of defined benefitobligation (in years) 11 15 9 10 12
Actuarial Assumptions [text block table]	Dec 31, 2023 Dec 31, 2022 Germany U.K. U.S.1 Other Germany U.K. U.S.1 Other Discount rate (in %) 3.33% 4.50% 5.01% 3.33% 3.80% 4.77% 5.34% 3.99 % Rate of price inflation (in %) 2.30% 3.42% 2.20% 1.84% 2.62% 3.71% 2.20% 2.16 % Rate of nominal increase infuture compensation levels (in %) 2.48% 3.42% 2.30% 2.83% 2.81% 3.71% 2.30% 3.14 % Rate of nominal increase forpensions in payment (in %) 2.77% 3.15% 2.20% 0.69% 2.97% 3.32% 2.20% 0.85 % Assumed life expectancyat age 65 For a male aged 65at measurement date 21.4 23.2 22.0 22.0 21.3 23.6 22.0 22.0 For a female aged 65at measurement date 23.6 25.0 23.5 24.1 23.6 25.4 23.4 24.1 For a male aged 45at measurement date 22.7 24.4 23.4 23.5 22.6 24.9 23.3 23.5 For a female aged 45at measurement date 24.7 26.3 24.8 25.6 24.7 26.7 24.8 25.5 Mortality tables applied ModifiedRichttafelnHeubeck2018G SAPS (S3)Light/Very Lightwith CMI2022projections PRI-2012withMP-2021projection Countryspecifictables ModifiedRichttafelnHeubeck2018G SAPS (S3)Light\Very Lightwith CMI2021projections PRI-2012withMP-2021projection Countryspecifictables 1 Cash balance interest crediting rate in line with the 30-year US government bond yield
Reconciliation in Movement of Liabilities and Assets - Impact on Balance Sheet [text block table]
Reconciliation in Movement of Liabilities and Assets – Impact on Financial Statements
	2023
in € m.	Germany	U.K.	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	10,037	2,876	1,202	884	14,999
Defined benefit cost recognized in Profit & Loss
Current service cost	115	9	7	33	164
Interest cost	373	137	61	35	606
Past service cost and gain or loss arising from settlements	8	2	0	(1)	9
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	387	55	39	36	517
Actuarial gain or loss arising from changes in demographic assumptions	36	(59)	0	(1)	(24)
Actuarial gain or loss arising from experience	45	55	(7)	9	102
Cash flow and other changes
Contributions by plan participants	1	0	0	16	17
Benefits paid	(498)	(109)	(89)	(50)	(746)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	60	(41)	18	37
Other	0	0	0	0	0
Balance, end of year	10,504	3,026	1,172	979	15,681
thereof:
Unfunded	0	9	138	72	219
Funded	10,504	3,017	1,034	907	15,462

Change in fair value of plan assets:
Balance, beginning of year	10,351	3,768	996	962	16,077
Defined benefit cost recognized in Profit & Loss
Interest income	387	180	50	37	654
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	247	(5)	28	28	298
Cash flow and other changes
Contributions by plan participants	1	0	0	16	17
Contributions by the employer[1]	44	0	40	41	125
Benefits paid[2]	(498)	(108)	(74)	(41)	(721)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	83	(35)	29	77
Other	0	0	0	0	0
Plan administration costs	0	(6)	(2)	(1)	(9)
Balance, end of year	10,532	3,912	1,003	1,071	16,518
Funded status, end of year	28	886	(169)	92	837

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	0	0	0	(107)	(107)
Interest cost	0	0	0	(2)	(2)
Changes in irrecoverable surplus	0	0	0	13	13
Exchange rate changes	0	0	0	(6)	(6)
Balance, end of year	0	0	0	(102)	(102)

Net asset (liability) recognized	28	886	(169)	(10)	735[3]

Fair value of reimbursement rights	0	0	0	3	3

[1] Net Amount includes re-imbursement of 2023 benefit payments
[2] For funded plans only
[3] Thereof € 1,087 million recognized in Other assets and € 353 million in Other liabilities
	2022
in € m.	Germany	U.K.	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	13,097	4,929	1,351	1,027	20,404
Defined benefit cost recognized in Profit & Loss
Current service cost	164	18	10	38	230
Interest cost	142	88	39	20	289
Past service cost and gain or loss arising from settlements	17	2	0	0	19
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	(3,055)	(1,966)	(196)	(183)	(5,400)
Actuarial gain or loss arising from changes in demographic assumptions	80	29	(5)	0	104
Actuarial gain or loss arising from experience	79	97	3	25	204
Cash flow and other changes
Contributions by plan participants	1	0	0	16	17
Benefits paid[1]	(485)	(131)	(92)	(67)	(775)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	(2)	0	0	(2)	(4)
Exchange rate changes	0	(190)	92	9	(89)
Other	(0)	0	0	0	0
Balance, end of year	10,037	2,876	1,202	884	14,999
thereof:
Unfunded	0	10	143	75	228
Funded	10,037	2,866	1,059	809	14,771

Change in fair value of plan assets:
Balance, beginning of year	12,642	6,019	1,148	1,079	20,888
Defined benefit cost recognized in Profit & Loss
Interest income	139	108	33	19	299
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	(1,594)	(1,982)	(184)	(130)	(3,890)
Cash flow and other changes
Contributions by plan participants	1	0	0	16	17
Contributions by the employer[1]	(353)	0	0	28	(325)
Benefits paid[2]	(485)	(130)	(77)	(60)	(752)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	1	0	0	(1)	0
Exchange rate changes	0	(243)	79	11	(153)
Other	0	0	0	0	0
Plan administration costs	0	(4)	(3)	0	(7)
Balance, end of year	10,351	3,768	996	962	16,077
Funded status, end of year	314	892	(206)	78	1,078

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	0	0	0	(90)	(90)
Interest cost	0	0	0	0	0
Changes in irrecoverable surplus	0	0	0	(12)	(12)
Exchange rate changes	0	0	0	(5)	(5)
Balance, end of year	0	0	0	(107)	(107)

Net asset (liability) recognized	314	892	(206)	(29)	971[3]

Fair value of reimbursement rights	0	0	0	3	3

[1] Net Amount includes re-imbursement of 2022 benefit payments and a forgiven benefit payment from 2021
[2] For funded plans only
[3] Thereof € 1,326 million recognized in Other assets and € 355 million in Other liabilities

Plan Asset Allocation [text block table]	Dec 31, 2023 Dec 31, 2022 in € m. Germany U.K. U.S. Other Total Germany U.K. U.S. Other Total Cash and cash equivalents 179 92 53 71 395 34 551 56 69 710 Equity instruments1 1,213 0 109 215 1,537 1,046 174 108 186 1,514 Investment-grade bonds2 Government 1,882 919 366 189 3,356 1,860 537 346 169 2,912 Non-government bonds 4,081 915 369 347 5,712 3,898 1,302 385 315 5,900 Non-investment-grade bonds Government 103 1 1 4 109 89 1 2 3 95 Non-government bonds 325 73 16 21 435 282 168 13 17 480 Securitized and other Debt Investments 47 99 78 10 234 45 47 81 7 180 Insurance 0 1,807 0 15 1,822 0 1,193 0 9 1,202 Alternatives Real estate 727 0 0 97 824 690 0 0 105 795 Commodities 39 0 0 4 43 41 0 0 5 46 Private equity 0 0 0 3 3 0 0 0 2 2 Other3 1,022 0 0 60 1,082 1,008 0 0 51 1,059 Derivatives (Market Value) Interest rate 909 171 (3) 17 1,094 1,294 229 13 7 1,543 Credit (18) (1) 16 0 (3) 6 (112) 7 0 (99) Inflation 0 (5) 0 13 8 0 (14) 0 13 (1) Foreign exchange 21 0 0 5 26 55 (5) 0 4 54 Other 2 (159) (2) 0 (159) 3 (303) (15) 0 (315) Total fair value of plan assets 10,532 3,912 1,003 1,071 16,518 10,351 3,768 996 962 16,077 1 Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index 2 Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A 3 This position contains commingled funds which could not be segregated into the other asset categories
Plan Asset Allocation Level 1 [text block table]	Dec 31, 2023 Dec 31, 2022 in € m. Germany U.K. U.S. Other Total Germany U.K. U.S. Other Total Cash and cash equivalents 29 92 50 19 190 (154) 551 55 24 476 Equity instruments1 933 0 109 39 1,081 772 173 108 38 1,091 Investment-grade bonds2 Government 601 919 360 41 1,921 691 537 340 49 1,617 Non-government bonds 0 0 0 0 0 0 0 0 0 0 Non-investment-grade bonds Government 1 1 0 0 2 0 1 0 0 1 Non-government bonds 0 0 0 0 0 0 0 0 0 0 Securitized and other Debt Investments 0 98 0 0 98 0 45 0 0 45 Insurance 0 0 0 0 0 0 0 0 0 0 Alternatives Real estate 0 0 0 0 0 0 0 0 0 0 Commodities 0 0 0 0 0 0 0 0 0 0 Private equity 0 0 0 0 0 0 0 0 0 0 Other 0 0 0 0 0 0 0 0 0 0 Derivatives (Market Value) Interest rate 0 0 (16) 0 (16) 0 0 (7) 0 (7) Credit 0 0 0 0 0 0 0 0 0 0 Inflation 0 0 0 0 0 0 0 0 0 0 Foreign exchange 0 0 0 0 0 0 0 0 0 0 Other 2 0 0 0 2 3 0 0 0 3 Total fair value of quotedplan assets 1,566 1,110 503 99 3,278 1,312 1,307 496 111 3,226 1 Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index 2 Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A
Regional Asset Break Down [text block table]	Dec 31, 2023 in € m. Germany UnitedKingdom UnitedStates OtherEurozone Otherdevelopedcountries Emergingmarkets Total Cash and cash equivalents (20) 98 67 195 29 26 395 Equity instruments 21 52 921 325 179 40 1,538 Government bonds(investment-grade and above) 420 919 419 910 191 497 3,356 Government bonds(non-investment-grade) 0 1 0 2 0 106 109 Non-government bonds(investment-grade and above) 503 693 1,909 2,099 449 60 5,713 Non-government bonds(non-investment-grade) 5 67 29 330 3 1 435 Securitized and other Debt Investments 32 98 77 14 10 1 232 Subtotal 961 1,928 3,422 3,875 861 731 11,778 Share (in %) 8% 16% 29% 33% 7% 6% 100% Other asset categories 4,740 Fair value of plan assets 16,518 Dec 31, 2022 in € m. Germany UnitedKingdom UnitedStates OtherEurozone Otherdevelopedcountries Emergingmarkets Total Cash and cash equivalents 4 387 126 132 31 30 710 Equity instruments 29 43 881 327 172 62 1,514 Government bonds(investment-grade and above) 372 544 402 1,044 106 444 2,912 Government bonds(non-investment-grade) 0 1 0 0 2 92 95 Non-government bonds(investment-grade and above) 347 1,068 1,810 2,100 500 75 5,900 Non-government bonds(non-investment-grade) 16 104 23 327 7 3 480 Securitized and other Debt Investments 32 35 81 21 9 2 180 Subtotal 800 2,182 3,323 3,951 827 708 11,791 Share (in %) 7% 19% 28% 34% 7% 6% 100% Other asset categories 4,286 Fair value of plan assets 16,077
Sensitivity Analysis on Funded Status [text block table]	Dec 31, 2023 Dec 31, 2022 in € m. Germany U.K. U.S. Other Germany U.K. U.S. Other Interest rate (–50 bp): (Increase) in DBO (575) (230) (25) (40) (570) (225) (25) (35) Expected increase in plan assets1 355 150 20 15 290 170 25 10 Expected net impact on funded status (de-) increase (220) (80) (5) (25) (280) (55) 0 (25) Interest rate (+50 bp): Decrease in DBO 545 215 25 40 540 210 25 35 Expected (decrease) in plan assets1 (355) (150) (20) (15) (290) (170) (25) (10) Expected net impact on funded status (de-) increase 190 65 5 25 250 40 0 25 Credit spread (–50 bp): (Increase) in DBO (575) (230) (50) (45) (570) (225) (55) (40) Expected increase in plan assets1 320 65 15 10 210 65 15 5 Expected net impact on funded status (de-) increase (255) (165) (35) (35) (360) (160) (40) (35) Credit spread (+50 bp): Decrease in DBO 545 215 50 45 540 210 50 40 Expected (decrease) in plan assets1 (320) (65) (15) (10) (210) (65) (15) (5) Expected net impact on funded status (de-) increase 225 150 35 35 330 145 35 35 Rate of price inflation (–50 bp):2 Decrease in DBO 300 150 10 10 305 140 10 10 Expected (decrease) in plan assets1 (275) (95) 0 (5) (285) (115) 0 (5) Expected net impact on funded status (de-) increase 25 55 10 5 20 25 10 5 Rate of price inflation (+50 bp):2 (Increase) in DBO (310) (160) (5) (10) (325) (145) (5) (10) Expected increase in plan assets1 275 95 0 5 285 115 0 5 Expected net impact on funded status (de-) increase (35) (65) (5) (5) (40) (30) (5) (5) Rate of real increase in future compensationlevels (–50 bp): Decrease in DBO, net impact on funded status 30 5 0 10 30 5 0 10 Rate of real increase in future compensationlevels (+50 bp): (Increase) in DBO, net impact on funded status (30) (5) 0 (10) (30) (5) 0 (10) Longevity improvements by 10%:3 (Increase) in DBO, net impact on funded status (225) (60)4 (20) (10) (215) (60)4 (20) (10) 1 Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the UK, the U.S., Channel Islands, Switzerland and Belgium which cover over 98 % of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation 2 Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption 3 Estimated to be equivalent to an increase of around 1 year in overall life expectancy 4 Due to buy-in transaction the net impact on funded status reduces by € 40 million due to expected gains within the plan assets. The reduction was € 30 million for 2022
Expected Cash Flows [text block table]	2024 in € m. Total Expected contributions to Defined benefit plan assets 185 BVV 55 Other defined contribution plans 265 Expected benefit payments for unfunded defined benefit plans 25 Expected total cash flow related to post-employment benefits 530
Expenses for Defined Benefit Plans (Impact on Expense) [text block table]	in € m. 2023 2022 2021 Expenses for defined benefit plans: Service cost1 164 229 234 Net interest cost (income) (45) (10) 0 Total expenses defined benefit plans 119 219 234 Expenses for defined contribution plans: BVV 55 57 58 Other defined contribution plans 265 258 244 Total expenses for defined contribution plans 320 315 302 Total expenses for post-employment benefit plans 439 534 536 Employer contributions to state-mandated pension plans Pensions related payments social security in Germany 218 214 221 Contributions to pension fund for Postbank´s postal civil servants 57 58 66 Further pension related state-mandated benefit plans 248 216 217 Total employer contributions to state-mandated benefit plans 523 488 504 Expenses for share-based payments: Expenses for share-based payments, equity settled2 436 405 455 Expenses for share-based payments, cash settled2 43 29 35 Expenses for cash retention plans2 448 418 398 Expenses for severance payments3 293 82 184 1 Severance related items under Service Costs are reclassified to Expenses for Severance payments 2 Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Group’s restructuring expenses 3 Excluding the acceleration of expenses for deferred compensation awards not yet amortized. Severance related items under Service Costs were reclassified to Expense for Severance payments